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WRITER’S DIRECT LINE
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CLIENT/MATTER NUMBER
August 1, 2012	082961-0128

Via EDGAR

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Hennessy Mutual Funds, Inc. File Nos. 333-07595 and 811-07695

Ladies and Gentlemen:

On behalf of Hennessy Mutual Funds, Inc., a Maryland corporation (the “Company”), we are transmitting for filing a Registration Statement on Form N-14. The Registration Statement contains a Proxy Statement/Prospectus that provides information about the acquisition (the “Acquisition”) of the assets and liabilities of the FBR Mid Cap Fund and the FBR Small Cap Fund, each a series of The FBR Funds, by the Hennessy Focus 30 Fund and the Hennessy Cornerstone Growth Fund, respectively, each a series of the Company.

Please call the undersigned at (414) 297-5596 should you have any questions regarding this filing.

Very truly yours,

Peter D. Fetzer

Attachments

Boston Brussels CENTURY CITY CHICAGO Detroit	JACKSONVILLE LOS ANGELES MADISON MIAMI MILWAUKEE	NEW YORK ORLANDO SACRAMENTO SAN DIEGO SAN DIEGO/DEL MAR	SAN FRANCISCO SHANGHAI SILICON VALLEY TALLAHASSEE TAMPA	TOKYO WASHINGTON, D.C.